Lease Transactions (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Right-of-use assets of finance leases	¥ 15,218	¥ 18,497
Right-of-use assets of finance leases, in consolidated balance sheets line item	Premises and equipment—net (Notes 5 and 7)	Premises and equipment—net (Notes 5 and 7)
Lease liabilities of finance leases	¥ 20,137	¥ 25,186
Lease liabilities of finance leases, in consolidated balance sheets line item	Long-term debt (including ¥304,067 and ¥402,823 measured at fair value under the fair value option in 2020 and 2021) (Notes 7, 9, 12 and 31)	Long-term debt (including ¥304,067 and ¥402,823 measured at fair value under the fair value option in 2020 and 2021) (Notes 7, 9, 12 and 31)
Right-of-use assets of operating leases	¥ 338,547	¥ 393,435
Right-of-use assets of operating leases, in consolidated balance sheets line item	us-gaap:OtherAssets	us-gaap:OtherAssets
Lease liabilities of operating leases	¥ 476,104	¥ 482,813
Lease liabilities of operating leases, in consolidated balance sheets line item	us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Operating Lease, Impairment Loss	¥ 56,424